INCOME TAXES, Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets [Abstract]
Net operating losses	$ 7,567	$ 10,583
Allowance for doubtful accounts	287	212
Transaction Costs	0	533
Alternative minimum tax credit	0	272
Interest expense carryforwards	2,525	0
Share-based compensation	294	0
Accrued compensation	281	0
Other	213	72
Total deferred tax assets	11,167	11,672
Deferred tax liabilities [Abstract]
Property and equipment	(1,134)	(500)
Intangible assets	(7,766)	(9,423)
Total deferred tax liabilities	(8,900)	(9,923)
Net deferred tax asset	2,267	1,749
Accrued interest and tax penalties	0
Valuation allowance	$ 0	0
Decrease in deferred tax asset		$ (600)
Minimum [Member]
Deferred tax liabilities [Abstract]
Net operating loss expiration period	Dec. 31, 2029
Maximum [Member]
Deferred tax liabilities [Abstract]
Net operating loss expiration period	Dec. 31, 2037
Federal [Member]
Deferred tax liabilities [Abstract]
Net operating loss carryforwards	$ 29,100
State [Member]
Deferred tax liabilities [Abstract]
Net operating loss carryforwards	$ 31,100